UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2001
                                                          ----------------------


Check here if Amendment [ ]; Amendment Number:
                                                            --------
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cannell Capital LLC
               ---------------------------------------------------
Address:       2500 18th Street, 3rd Floor
               ---------------------------------------------------
               San Francisco, CA 94110
               ---------------------------------------------------

               ---------------------------------------------------

Form 13F File Number:  28-       6453
                                 ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          J. Carlo Cannell
               ---------------------------------------------------
Title:         Managing Member
               ---------------------------------------------------
Phone:         415-229-8115
               ---------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ J. Carlo Cannell           San Francisco, CA            08/13/01
-------------------------------- --------------------------- -------------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                     -------------------
Form 13F Information Table Entry Total:                         71
                                                     -------------------
Form 13F Information Table value Total:             $      465,234
                                                     -------------------
                                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 6/30/2001

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COLUMN 1                                        COLUMN 2      COLUMN 3            COLUMN 4              COLUMN 5      COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            VALUE      SHS OR PRN   SH/     PUT/     INVESTMENT
NAME OF ISSUER                               TITLE OF CLASS     CUSIP     (x$1000)     AMT          PRN     CALL     DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
3TEC ENERGY CORP COM NEW                     COMMON          88575r308        10,930        615,800 SH               SOLE
ADEPT TECHNOLOGY INC                         COMMON          006854103         6,487        655,300 SH               SOLE
ALDILA INC COM                               COMMON          014384101         2,394      1,496,050 SH               SOLE
ALLIANCE SEMICONDUCTOR CORP                  COMMON          01877h100        14,117      1,174,500 SH               SOLE
AMCOL INTERNATIONAL CORP                     COMMON          02341w103         7,059      1,176,500 SH               SOLE
AMERICA SVC GROUP INC COM                    COMMON          02364l109         8,504        332,200 SH               SOLE
APPLIED INNOVATION INC COM                   COMMON          037916103         5,119        613,100 SH               SOLE
ASHWORTH INC COM                             COMMON          04516h101         3,447        624,500 SH               SOLE
CALIFORNIA MICRO DEVIC COM                   COMMON          130439102         7,092      1,006,000 SH               SOLE
CASCADE CORP COM                             COMMON          147195101         3,562        356,200 SH               SOLE
COLUMBUS MCKINNON CORP-N.Y.                  COMMON          199333105         3,209        285,200 SH               SOLE
COMTECH TELECOMMUNICAT COM NEW               COMMON          205826209         4,609        329,180 SH               SOLE
CONRAD INDS INC COM                          COMMON          208305102         4,050        600,000 SH               SOLE
CONSOLIDATED GRAPHICS INC                    COMMON          209341106        12,934        760,800 SH               SOLE
CORNELL COMPANIES INC CMN                    COMMON          219141108         7,481        536,300 SH               SOLE
DAVOX CORP                                   COMMON          239208101         7,089        854,100 SH               SOLE
DITECH COMMUNICATIONS CORP                   COMMON          25500m103         5,388        726,100 SH               SOLE
EEX CORPORATION (NEW)                        COMMON          26842v207         3,194      1,136,800 SH               SOLE
ENNIS BUSINESS FORMS INC                     COMMON          293389102        10,887      1,378,100 SH               SOLE
EURONET SERVICES INC                         COMMON          298736109         1,122        125,200 SH               SOLE
FAMOUS DAVE'S OF AMERICA                     COMMON          307068106           628         64,900 SH               SOLE
FIRST YRS INC COM                            COMMON          337610109         4,296        383,600 SH               SOLE
HOOPER HOLMES INC COM                        COMMON          439104100         9,096        891,800 SH               SOLE
HUGOTON RTY TR TEX UNIT BEN INT              UNIT BEN INT    444717102         7,992        636,300 SH               SOLE
ICO INC.                                     PFD CV          449293307           696         44,890 SH               SOLE
INTER PARFUMS INC COM                        COMMON          458334109         6,804        517,450 SH               SOLE
INTERLINQ SOFTWARE CP COM                    COMMON          458753100         1,520        759,800 SH               SOLE
KROLL-O'GARA COMPANY                         COMMON          501050108         8,436        891,800 SH               SOLE
MAPICS INC COM                               COMMON          564910107         9,214      1,535,600 SH               SOLE
MEDQUIST INC                                 COMMON          584949101        18,059        608,448 SH               SOLE
METRO ONE TELECOMM COM                       COMMON          59163f105        15,348        236,600 SH               SOLE
MOBIUS MGMT SYS COM                          COMMON          606925105         4,873      1,476,600 SH               SOLE
NATIONAL RESEARCH CORP COM                   COMMON          637372103         3,397        617,600 SH               SOLE
NAVIDEC INC COM                              COMMON          63934q101           862        837,300 SH               SOLE
ON-ASSIGNMENT INC                            COMMON          682159108         4,574        254,100 SH               SOLE
OPINION RESH CORP COM                        COMMON          683755102         3,784        620,289 SH               SOLE
ORPHAN MEDICAL INC                           COMMON          687303107         4,220        372,796 SH               SOLE
OSCA INC                                     COMMON          687836106         5,671        273,700 SH               SOLE
PC-TEL INC CMN                               COMMON          69325q105        10,177      1,105,000 SH               SOLE
PEGASUS SOLUTIONS INC CMN                    COMMON          705906105         9,731        842,500 SH               SOLE
PENWEST PHARMACEUTICALS CO                   COMMON          709754105           350         22,600 SH               SOLE
PINNACLE SYS INC COM                         COMMON          723481107        11,139      1,841,125 SH               SOLE
PLANTRONICS INC                              COMMON          727493108        15,853        684,800 SH               SOLE
QUALITY SYS INC COM                          COMMON          747582104         7,134        548,800 SH               SOLE
RADCOM LTD ORD                               ORD             m81865103         1,332      1,100,840 SH               SOLE
RANGE RESOURCES CORPORATION                  COMMON          75281a109        11,697      1,949,500 SH               SOLE
SBE INC COM NEW                              COMMON          783873201           853        379,200 SH               SOLE



--------------------------------------------------------------------------------
COLUMN 1                                    COLUMN 7           COLUMN 8
--------------------------------------------------------------------------------
                                                           VOTING AUTHORITY
                                             OTHER    --------------------------
NAME OF ISSUER                                MGRS      SOLE    SHARED    NONE
--------------------------------------------------------------------------------
                                                     # OF EACH TYPE
3TEC ENERGY CORP COM NEW                               527,500   88,300
ADEPT TECHNOLOGY INC                                   583,700   71,600
ALDILA INC COM                                       1,303,150  192,900
ALLIANCE SEMICONDUCTOR CORP                          1,043,600  130,900
AMCOL INTERNATIONAL CORP                             1,176,500
AMERICA SVC GROUP INC COM                              204,600  127,600
APPLIED INNOVATION INC COM                             538,100   75,000
ASHWORTH INC COM                                       552,500   72,000
CALIFORNIA MICRO DEVIC COM                             886,600  119,400
CASCADE CORP COM                                       316,800   39,400
COLUMBUS MCKINNON CORP-N.Y.                            254,500   30,700
COMTECH TELECOMMUNICAT COM NEW                         288,280   40,900
CONRAD INDS INC COM                                    512,000   88,000
CONSOLIDATED GRAPHICS INC                              672,475   88,325
CORNELL COMPANIES INC CMN                              475,000   61,300
DAVOX CORP                                             757,600   96,500
DITECH COMMUNICATIONS CORP                             637,700   88,400
EEX CORPORATION (NEW)                                1,007,600  129,200
ENNIS BUSINESS FORMS INC                             1,219,100  159,000
EURONET SERVICES INC                                   111,600   13,600
FAMOUS DAVE'S OF AMERICA                                57,800    7,100
FIRST YRS INC COM                                      330,600   53,000
HOOPER HOLMES INC COM                                  778,200  113,600
HUGOTON RTY TR TEX UNIT BEN INT                        636,300
ICO INC.                                                44,890
INTER PARFUMS INC COM                                  461,950   55,500
INTERLINQ SOFTWARE CP COM                              607,600  152,200
KROLL-O'GARA COMPANY                                   795,900   95,900
MAPICS INC COM                                       1,353,900  181,700
MEDQUIST INC                                           547,748   60,700
METRO ONE TELECOMM COM                                 211,800   24,800
MOBIUS MGMT SYS COM                                  1,277,300  199,300
NATIONAL RESEARCH CORP COM                             530,600   87,000
NAVIDEC INC COM                                        738,300   99,000
ON-ASSIGNMENT INC                                      226,000   28,100
OPINION RESH CORP COM                                  532,800   87,489
ORPHAN MEDICAL INC                                     331,596   41,200
OSCA INC                                               243,700   30,000
PC-TEL INC CMN                                         971,700  133,300
PEGASUS SOLUTIONS INC CMN                              741,200  101,300
PENWEST PHARMACEUTICALS CO                              20,100    2,500
PINNACLE SYS INC COM                                 1,612,525  228,600
PLANTRONICS INC                                        606,100   78,700
QUALITY SYS INC COM                                    482,600   66,200
RADCOM LTD ORD                                         941,840  159,000
RANGE RESOURCES CORPORATION                          1,739,100  210,400
SBE INC COM NEW                                        329,900   49,300






-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                                        COLUMN 2      COLUMN 3            COLUMN 4              COLUMN 5      COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            VALUE      SHS OR PRN   SH/     PUT/     INVESTMENT
NAME OF ISSUER                               TITLE OF CLASS     CUSIP     (x$1000)     AMT          PRN     CALL     DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
SI TECHNOLOGIES INC COM                      COMMON          783978109           655        524,000 SH               SOLE
SOFTWARE HOLDRS TRUST                        Depository Rec. 83404b103        11,362        200,000 SH               SOLE
SOUTHWESTERN ENERGY CO COM                   COMMON          845467109         9,277        757,300 SH               SOLE
SPECTRUM CONTROL INC                         COMMON          847615101         5,520        926,186 SH               SOLE
STANCORP FINANCIAL CORP, INC.                COMMON          852891100        11,848        250,000 SH               SOLE
TBC CORP                                     COMMON          872180104           383         40,000 SH               SOLE
THE CATO CORPORATION CLASS A                 COMMON          149205106        13,644        698,997 SH               SOLE
TIMBERLINE SOFTWARE CP COM                   COMMON          887134104         5,686      1,104,000 SH               SOLE
TRICO MARINE SVCS INC COM                    COMMON          896106101         8,154        766,400 SH               SOLE
U S PHYSICAL THERAPY COM                     COMMON          90337l108        17,001      1,064,550 SH               SOLE
UNIFAB INTL INC COM                          COMMON          90467l100         1,777        345,000 SH               SOLE
UROCOR INC COM                               COMMON          91727p105        15,194        970,833 SH               SOLE
VISHAY INTERTECHNOLOGY                       COMMON          928298108        14,773        642,289 SH               SOLE
VISX INC DEL COM                             COMMON          92844s105         7,643        395,000 SH               SOLE
WEBHIRE INC                                  COMMON          94768w104         1,099        354,440 SH               SOLE
ZOMAX INC                                    COMMON          989929104         4,796        538,300 SH               SOLE


NABI INC                                     SB DB CV        628716AB8         1,584      1,790,000 SH               SOLE
CENTRAL GARDEN & PET CO                      SUB NT CONV     153527ac0         7,906     10,071,000 SH               SOLE
AGNICO EAGLE MINES LTD                       SRNT CONV       008474aa6         4,920      6,000,000 SH               SOLE
AMERITRADE HOLDINGS CORP                     SUBNT CV        03072hab5         3,515      5,094,000 SH               SOLE
INTERNET CAP GROUP INC                       SR SB NTCV      46059caa4         2,380      7,000,000 SH               SOLE
TRANSWITCH CORP                              SR SB NTCV      894065ab7         5,213      7,500,000 SH               SOLE
E TRADE GROUP INC CONV SUB NOTE              SR SB NTCV      269246ab0         1,200      2,000,000 SH               SOLE
VIROPHARMA INC                               SR SB NTCV      928241ac2         3,294      6,100,000 SH               SOLE

                                                                             465,234



--------------------------------------------------------------------------------
COLUMN 1                                    COLUMN 7           COLUMN 8
--------------------------------------------------------------------------------
                                                           VOTING AUTHORITY
                                             OTHER    --------------------------
NAME OF ISSUER                                MGRS      SOLE    SHARED    NONE
--------------------------------------------------------------------------------
                                                     # OF EACH TYPE
SI TECHNOLOGIES INC COM                                524,000
SOFTWARE HOLDRS TRUST                                  178,300   21,700
SOUTHWESTERN ENERGY CO COM                             676,500   80,800
SPECTRUM CONTROL INC                                   829,186   97,000
STANCORP FINANCIAL CORP, INC.                          222,300   27,700
TBC CORP                                                35,700    4,300
THE CATO CORPORATION CLASS A                           621,797   77,200
TIMBERLINE SOFTWARE CP COM                             952,800  151,200
TRICO MARINE SVCS INC COM                              684,100   82,300
U S PHYSICAL THERAPY COM                               941,400  123,150
UNIFAB INTL INC COM                                    299,800   45,200
UROCOR INC COM                                         803,833  167,000
VISHAY INTERTECHNOLOGY                                 565,889   76,400
VISX INC DEL COM                                       351,000   44,000
WEBHIRE INC                                            310,460    43980
ZOMAX INC                                              480,700    57600


NABI INC                                              1,584,000  206000
CENTRAL GARDEN & PET CO                               8,931,000 1140000
AGNICO EAGLE MINES LTD                                5,125,000  875000
AMERITRADE HOLDINGS CORP                              4,531,400  562600
INTERNET CAP GROUP INC                                6,209,800  790200
TRANSWITCH CORP                                       6,622,200  877800
E TRADE GROUP INC CONV SUB NOTE                       1,783,000  217000
VIROPHARMA INC                                        6,100,000